Label		Element	Value
(John Hancock Emerging Markets Equity Fund - Classes A and C) | (Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 75 to 79 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging- or a developed-market country. The fund seeks to invest in securities that the manager considers to be undervalued or otherwise offer good prospects for capital growth.

The fund intends to invest in equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. Equity and equity-related securities include common stocks, preferred stocks, convertible securities, warrants, and other similar securities. The fund may also invest in other investment companies (including closed-end funds) and other pooled investment vehicles that also invest in developing or emerging market economies.

Fundamentals-based stock selection lies at the heart of the manager's investment process, which focuses on high quality companies within a diverse range of dynamic emerging economies. The manager seeks to invest in companies with strong assets that exhibit balance sheet strength, superior management, and high levels of free cash-flow to support a sustainable dividend payout. There is no sector or geographical bias. The fund may invest in companies of any market capitalization.

Due to volatile conditions in emerging markets, the fund's investment process may result in a higher-than-average portfolio turnover ratio, which could increase transaction costs.

The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, and index options. The fund may also enter into forward currency contracts to facilitate the settlement of foreign securities purchases, repatriation of foreign currency balances, or exchange of one currency to another. The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash, pending investment in securities, or to maintain liquidity to pay redemptions.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

(John Hancock Emerging Markets Equity Fund - Classes A and C) | (Emerging Markets Equity Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	1.05%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	[2]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.60%
Contractual expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 645
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 970
(John Hancock Emerging Markets Equity Fund - Classes A and C) | (Emerging Markets Equity Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	1.05%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[2]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.30%
Contractual expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 323
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	709
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 709
(John Hancock Emerging Markets Equity Fund - Class I) | (Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging- or a developed-market country. The fund seeks to invest in securities that the manager considers to be undervalued or otherwise offer good prospects for capital growth.

The fund intends to invest in equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. Equity and equity-related securities include common stocks, preferred stocks, convertible securities, warrants, and other similar securities. The fund may also invest in other investment companies (including closed-end funds) and other pooled investment vehicles that also invest in developing or emerging market economies.

Fundamentals-based stock selection lies at the heart of the manager's investment process, which focuses on high quality companies within a diverse range of dynamic emerging economies. The manager seeks to invest in companies with strong assets that exhibit balance sheet strength, superior management, and high levels of free cash-flow to support a sustainable dividend payout. There is no sector or geographical bias. The fund may invest in companies of any market capitalization.

Due to volatile conditions in emerging markets, the fund's investment process may result in a higher-than-average portfolio turnover ratio, which could increase transaction costs.

The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, and index options. The fund may also enter into forward currency contracts to facilitate the settlement of foreign securities purchases, repatriation of foreign currency balances, or exchange of one currency to another. The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash, pending investment in securities, or to maintain liquidity to pay redemptions.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

(John Hancock Emerging Markets Equity Fund - Class I) | (Emerging Markets Equity Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.05%
Other Expenses Over Assets	[4]	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.29%
Contractual expense reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 405
(John Hancock Emerging Markets Equity Fund - Classes R2 and R4) | (Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging- or a developed-market country. The fund seeks to invest in securities that the manager considers to be undervalued or otherwise offer good prospects for capital growth.

The fund intends to invest in equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. Equity and equity-related securities include common stocks, preferred stocks, convertible securities, warrants, and other similar securities. The fund may also invest in other investment companies (including closed-end funds) and other pooled investment vehicles that also invest in developing or emerging market economies.

Fundamentals-based stock selection lies at the heart of the manager's investment process, which focuses on high quality companies within a diverse range of dynamic emerging economies. The manager seeks to invest in companies with strong assets that exhibit balance sheet strength, superior management, and high levels of free cash-flow to support a sustainable dividend payout. There is no sector or geographical bias. The fund may invest in companies of any market capitalization.

Due to volatile conditions in emerging markets, the fund's investment process may result in a higher-than-average portfolio turnover ratio, which could increase transaction costs.

The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, and index options. The fund may also enter into forward currency contracts to facilitate the settlement of foreign securities purchases, repatriation of foreign currency balances, or exchange of one currency to another. The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash, pending investment in securities, or to maintain liquidity to pay redemptions.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

(John Hancock Emerging Markets Equity Fund - Classes R2 and R4) | (Emerging Markets Equity Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.05%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[6]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[6]	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	[6]	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.70%
Contractual expense reimbursement	[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 526
(John Hancock Emerging Markets Equity Fund - Classes R2 and R4) | (Emerging Markets Equity Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.05%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[6]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[6]	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	[6]	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.55%
Contractual expense reimbursement	[7],[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 470
(John Hancock Emerging Markets Equity Fund - Class R6) | (Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging- or a developed-market country. The fund seeks to invest in securities that the manager considers to be undervalued or otherwise offer good prospects for capital growth.

The fund intends to invest in equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. Equity and equity-related securities include common stocks, preferred stocks, convertible securities, warrants, and other similar securities. The fund may also invest in other investment companies (including closed-end funds) and other pooled investment vehicles that also invest in developing or emerging market economies.

Fundamentals-based stock selection lies at the heart of the manager's investment process, which focuses on high quality companies within a diverse range of dynamic emerging economies. The manager seeks to invest in companies with strong assets that exhibit balance sheet strength, superior management, and high levels of free cash-flow to support a sustainable dividend payout. There is no sector or geographical bias. The fund may invest in companies of any market capitalization.

Due to volatile conditions in emerging markets, the fund's investment process may result in a higher-than-average portfolio turnover ratio, which could increase transaction costs.

The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, and index options. The fund may also enter into forward currency contracts to facilitate the settlement of foreign securities purchases, repatriation of foreign currency balances, or exchange of one currency to another. The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash, pending investment in securities, or to maintain liquidity to pay redemptions.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

(John Hancock Emerging Markets Equity Fund - Class R6) | (Emerging Markets Equity Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.05%
Other Expenses Over Assets	[9]	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.20%
Contractual expense reimbursement	[10]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 379
(John Hancock Emerging Markets Equity Fund - Class NAV) | (Emerging Markets Equity Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging- or a developed-market country. The fund seeks to invest in securities that the manager considers to be undervalued or otherwise offer good prospects for capital growth.

The fund intends to invest in equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. Equity and equity-related securities include common stocks, preferred stocks, convertible securities, warrants, and other similar securities. The fund may also invest in other investment companies (including closed-end funds) and other pooled investment vehicles that also invest in developing or emerging market economies.

Fundamentals-based stock selection lies at the heart of the manager's investment process, which focuses on high quality companies within a diverse range of dynamic emerging economies. The manager seeks to invest in companies with strong assets that exhibit balance sheet strength, superior management, and high levels of free cash-flow to support a sustainable dividend payout. There is no sector or geographical bias. The fund may invest in companies of any market capitalization.

Due to volatile conditions in emerging markets, the fund's investment process may result in a higher-than-average portfolio turnover ratio, which could increase transaction costs.

The fund may attempt to mitigate the risk of unintended currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, and index options. The fund may also enter into forward currency contracts to facilitate the settlement of foreign securities purchases, repatriation of foreign currency balances, or exchange of one currency to another. The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash, pending investment in securities, or to maintain liquidity to pay redemptions.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

(John Hancock Emerging Markets Equity Fund - Class NAV) | (Emerging Markets Equity Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.05%
Other Expenses Over Assets	[11]	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 375

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Other expenses" have been estimated for the fund's first year of operations.
[3]	To the extent that expenses of Class A and Class C shares exceed 1.50% and 2.20% of average annual net assets (on an annualized basis) attributable to Class A and Class C shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Other expenses" have been estimated for the fund's first year of operations.
[5]	To the extent that expenses of Class I shares exceed 1.25% of average annual net assets (on an annualized basis) attributable to Class I shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Other expenses" have been estimated for the fund's first year of operations.
[7]	To the extent that expenses of Class R2 and Class R4 shares exceed 1.60% and 1.35% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[8]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[9]	"Other expenses" have been estimated for the fund's first year of operations.
[10]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[11]	"Other expenses" have been estimated for the fund's first year of operations.